RIGHT-OF-USE ASSETS	12 Months Ended
Mar. 31, 2025
RIGHT-OF-USE ASSETS

11 RIGHT-OF-USE ASSETS

Right-of-use assets relate to office space leased by the Group. The amount in respect of lease are as follows:

Properties
USD
At 1 April 2023	-
Additions (a)	482,619
Amortisation	(99,580)
Modification adjustment (b)	(25,837)
At 31 March 2024	357,202
Amortisation	(125,575)
Modification adjustment (b)	(5,955)
At 31 March 2025	225,672

(a)	In June 2023, the Group entered into a lease agreement in Monaco which expires in January 2027. The lease has an annual break clause.
(b)	There were rent reviews in February 2024 and 2025 and modification adjustments were made to account for the change in monthly rent.